Distribution Date:	12/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2025-5C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Attention: Jane Lam	jane.lam@morganstanley.com;
				cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	5	Master Servicer	Trimont LLC
Exchangeable Certificate Factor Detail	6		Attention: CMBS Servicing	trimont.commercial.servicing@cms.trimont.com
Additional Information	7		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
			Attention: Heather Bennett and Arnold Shulkin	hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9			lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Trustee	Deutsche Bank National Trust Company
Mortgage Loan Detail (Part 2)	17-18		Attention: Trust Administration	cmbsadmin@list.db.com
Principal Prepayment Detail	19		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	20
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21			trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	24		Attention: MSBAM 2025-5C2 - Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	26	Directing Certificateholder	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-2	61779RAZ4	4.631000%	225,000,000.00	225,000,000.00	0.00	868,312.50	0.00	0.00	868,312.50	225,000,000.00	30.00%	30.00%
A-3	61779RBK6	5.107000%	274,484,000.00	274,484,000.00	0.00	1,168,158.16	0.00	0.00	1,168,158.16	274,484,000.00	30.00%	30.00%
A-S	61779RBZ3	5.384000%	69,571,000.00	69,571,000.00	0.00	312,141.89	0.00	0.00	312,141.89	69,571,000.00	20.25%	20.25%
B	61779RCK5	5.686000%	37,462,000.00	37,462,000.00	0.00	177,507.44	0.00	0.00	177,507.44	37,462,000.00	15.00%	15.00%
C	61779RCV1	5.743000%	27,650,000.00	27,650,000.00	0.00	132,328.29	0.00	0.00	132,328.29	27,650,000.00	11.13%	11.13%
D	61779RAJ0	4.500000%	24,082,000.00	24,082,000.00	0.00	90,307.50	0.00	0.00	90,307.50	24,082,000.00	7.75%	7.75%
E	61779RAL5	4.500000%	15,163,000.00	15,163,000.00	0.00	56,861.25	0.00	0.00	56,861.25	15,163,000.00	5.63%	5.63%
F	61779RAN1	4.500000%	9,811,000.00	9,811,000.00	0.00	36,791.25	0.00	0.00	36,791.25	9,811,000.00	4.25%	4.25%
G	61779RAQ4	4.500000%	7,136,000.00	7,136,000.00	0.00	26,760.00	0.00	0.00	26,760.00	7,136,000.00	3.25%	3.25%
HRR*	61779RAS0	6.142349%	23,190,499.00	23,190,499.00	0.00	118,703.44	0.00	0.00	118,703.44	23,190,499.00	0.00%	0.00%
R	61779RAW1	0.000000%	0.00	0.00	0.00	0.01	0.00	0.00	0.01	0.00	0.00%	0.00%
V	61779RAV3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			713,549,499.00	713,549,499.00	0.00	2,987,871.73	0.00	0.00	2,987,871.73	713,549,499.00

X-A	61779RBV2	1.249770%	499,484,000.00	499,484,000.00	0.00	520,200.02	0.00	0.00	520,200.02	499,484,000.00
X-B	61779RBX8	0.600646%	134,683,000.00	134,683,000.00	0.00	67,413.98	0.00	0.00	67,413.98	134,683,000.00
X-D	61779RAA9	1.642349%	24,082,000.00	24,082,000.00	0.00	32,959.20	0.00	0.00	32,959.20	24,082,000.00
X-E	61779RAC5	1.642349%	15,163,000.00	15,163,000.00	0.00	20,752.44	0.00	0.00	20,752.44	15,163,000.00
X-F	61779RAE1	1.642349%	9,811,000.00	9,811,000.00	0.00	13,427.57	0.00	0.00	13,427.57	9,811,000.00
X-G	61779RAG6	1.642349%	7,136,000.00	7,136,000.00	0.00	9,766.50	0.00	0.00	9,766.50	7,136,000.00
Notional SubTotal			690,359,000.00	690,359,000.00	0.00	664,519.71	0.00	0.00	664,519.71	690,359,000.00

Deal Distribution Total					0.00	3,652,391.44	0.00	0.00	3,652,391.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2	61779RAZ4	1,000.00000000	0.00000000	3.85916667	0.00000000	0.00000000	0.00000000	0.00000000	3.85916667	1,000.00000000
A-3	61779RBK6	1,000.00000000	0.00000000	4.25583335	0.00000000	0.00000000	0.00000000	0.00000000	4.25583335	1,000.00000000
A-S	61779RBZ3	1,000.00000000	0.00000000	4.48666671	0.00000000	0.00000000	0.00000000	0.00000000	4.48666671	1,000.00000000
B	61779RCK5	1,000.00000000	0.00000000	4.73833324	0.00000000	0.00000000	0.00000000	0.00000000	4.73833324	1,000.00000000
C	61779RCV1	1,000.00000000	0.00000000	4.78583327	0.00000000	0.00000000	0.00000000	0.00000000	4.78583327	1,000.00000000
D	61779RAJ0	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	61779RAL5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	61779RAN1	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
G	61779RAQ4	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
HRR	61779RAS0	1,000.00000000	0.00000000	5.11862380	0.00000000	0.00000000	0.00000000	0.00000000	5.11862380	1,000.00000000
R	61779RAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61779RAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61779RBV2	1,000.00000000	0.00000000	1.04147484	0.00000000	0.00000000	0.00000000	0.00000000	1.04147484	1,000.00000000
X-B	61779RBX8	1,000.00000000	0.00000000	0.50053815	0.00000000	0.00000000	0.00000000	0.00000000	0.50053815	1,000.00000000
X-D	61779RAA9	1,000.00000000	0.00000000	1.36862387	0.00000000	0.00000000	0.00000000	0.00000000	1.36862387	1,000.00000000
X-E	61779RAC5	1,000.00000000	0.00000000	1.36862362	0.00000000	0.00000000	0.00000000	0.00000000	1.36862362	1,000.00000000
X-F	61779RAE1	1,000.00000000	0.00000000	1.36862399	0.00000000	0.00000000	0.00000000	0.00000000	1.36862399	1,000.00000000
X-G	61779RAG6	1,000.00000000	0.00000000	1.36862388	0.00000000	0.00000000	0.00000000	0.00000000	1.36862388	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-2	11/01/25 - 11/30/25	30	0.00	868,312.50	0.00	868,312.50	0.00	0.00	0.00	868,312.50	0.00
X-A	11/01/25 - 11/30/25	30	0.00	520,200.02	0.00	520,200.02	0.00	0.00	0.00	520,200.02	0.00
X-B	11/01/25 - 11/30/25	30	0.00	67,413.98	0.00	67,413.98	0.00	0.00	0.00	67,413.98	0.00
X-D	11/01/25 - 11/30/25	30	0.00	32,959.20	0.00	32,959.20	0.00	0.00	0.00	32,959.20	0.00
X-E	11/01/25 - 11/30/25	30	0.00	20,752.44	0.00	20,752.44	0.00	0.00	0.00	20,752.44	0.00
X-F	11/01/25 - 11/30/25	30	0.00	13,427.57	0.00	13,427.57	0.00	0.00	0.00	13,427.57	0.00
X-G	11/01/25 - 11/30/25	30	0.00	9,766.50	0.00	9,766.50	0.00	0.00	0.00	9,766.50	0.00
A-3	11/01/25 - 11/30/25	30	0.00	1,168,158.16	0.00	1,168,158.16	0.00	0.00	0.00	1,168,158.16	0.00
A-S	11/01/25 - 11/30/25	30	0.00	312,141.89	0.00	312,141.89	0.00	0.00	0.00	312,141.89	0.00
B	11/01/25 - 11/30/25	30	0.00	177,507.44	0.00	177,507.44	0.00	0.00	0.00	177,507.44	0.00
C	11/01/25 - 11/30/25	30	0.00	132,328.29	0.00	132,328.29	0.00	0.00	0.00	132,328.29	0.00
D	11/01/25 - 11/30/25	30	0.00	90,307.50	0.00	90,307.50	0.00	0.00	0.00	90,307.50	0.00
E	11/01/25 - 11/30/25	30	0.00	56,861.25	0.00	56,861.25	0.00	0.00	0.00	56,861.25	0.00
F	11/01/25 - 11/30/25	30	0.00	36,791.25	0.00	36,791.25	0.00	0.00	0.00	36,791.25	0.00
G	11/01/25 - 11/30/25	30	0.00	26,760.00	0.00	26,760.00	0.00	0.00	0.00	26,760.00	0.00
HRR	11/01/25 - 11/30/25	30	0.00	118,703.44	0.00	118,703.44	0.00	0.00	0.00	118,703.44	0.00
Totals			0.00	3,652,391.43	0.00	3,652,391.43	0.00	0.00	0.00	3,652,391.43	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-2-2	61779RBD2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	61779RBF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	61779RBH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
A-2 (EC)	N/A	4.631000%	225,000,000.00	225,000,000.00	0.00	868,312.50	0.00	0.00	868,312.50	225,000,000.00
A-2-1	61779RBB6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	5.107000%	274,484,000.00	274,484,000.00	0.00	1,168,158.16	0.00	0.00	1,168,158.16	274,484,000.00
A-3-1	61779RBM2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61779RBP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61779RBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61779RBT7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	5.384000%	69,571,000.00	69,571,000.00	0.00	312,141.89	0.00	0.00	312,141.89	69,571,000.00
A-S-1	61779RCB5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61779RCD1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61779RCF6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61779RCH2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	5.686000%	37,462,000.00	37,462,000.00	0.00	177,507.44	0.00	0.00	177,507.44	37,462,000.00
B-1	61779RCM1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61779RCP4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61779RCR0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61779RCT6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	5.743000%	27,650,000.00	27,650,000.00	0.00	132,328.29	0.00	0.00	132,328.29	27,650,000.00
C-1	61779RCX7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61779RCZ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61779RDB4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61779RDD0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			634,167,000.00	634,167,000.00	0.00	2,658,448.28	0.00	0.00	2,658,448.28	634,167,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	61779RBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	61779RBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61779RBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61779RCB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61779RCD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61779RCM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61779RCP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61779RCX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61779RCZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	61779RBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61779RBT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61779RCF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61779RCH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61779RCR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61779RCT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61779RDB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61779RDD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,652,391.44
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,666,418.23	Master Servicing Fee	4,512.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,604.99
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	297.31
ARD Interest	0.00	Operating Advisor Fee	1,153.57
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,666,418.23	Total Fees	14,026.81

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,652,391.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,652,391.44
Total Funds Collected	3,666,418.23	Total Funds Distributed	3,666,418.25

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	713,549,500.00	713,549,500.00	Beginning Certificate Balance	713,549,499.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	713,549,500.00	713,549,500.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	713,549,500.00	713,549,500.00	Ending Certificate Balance	713,549,499.00
Ending Actual Collateral Balance	713,549,500.00	713,549,500.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.00)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.00)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.14%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$10,000,000 or less	19	122,419,500.00	17.16%	58	6.1618	1.687112	1.29 or less	2	25,450,000.00	3.57%	58	6.1274	1.276758
$10,000,001 to $20,000,000		5	81,750,000.00	11.46%	58	6.4152	1.456587	1.30 to 1.39	16	367,839,000.00	51.55%	58	6.1454	1.329477
$20,000,001 to $30,000,000		9	227,780,000.00	31.92%	57	5.9026	1.870287	1.40 to 1.59	8	113,317,000.00	15.88%	58	6.7055	1.500326
$30,000,001 to $60,000,000		5	210,600,000.00	29.51%	58	6.3719	1.488129	1.60 to 1.79	5	96,500,000.00	13.52%	58	6.4174	1.724575
	$60,000,001 or greater	1	71,000,000.00	9.95%	59	6.1200	1.310000	1.80 to 1.99	5	45,843,500.00	6.42%	58	6.2231	1.909546
	Totals	39	713,549,500.00	100.00%	58	6.1659	1.622922	2.00 or greater	3	64,600,000.00	9.05%	57	4.9355	3.290000
								Totals	39	713,549,500.00	100.00%	58	6.1659	1.622922
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	534,634.52	0.07%	55	5.3757	1.960000	North Dakota	1	36,541.20	0.01%	55	5.3757	1.960000
Arizona	2	17,120,914.73	2.40%	58	6.1141	1.280918	Ohio	6	1,154,135.27	0.16%	55	5.3757	1.960000
Arkansas	1	61,978.40	0.01%	55	5.3757	1.960000	Oklahoma	3	324,633.11	0.05%	55	5.3757	1.960000
California	9	45,833,109.38	6.42%	58	6.0717	1.429404	South Carolina	9	31,580,664.41	4.43%	56	6.0941	1.487458
Colorado	7	3,904,075.61	0.55%	57	6.0240	1.512821	South Dakota	1	185,255.37	0.03%	55	5.3757	1.960000
Connecticut	3	5,640,897.54	0.79%	57	6.1040	1.646858	Texas	17	81,719,118.21	11.45%	58	6.4528	1.392734
Florida	11	28,092,297.98	3.94%	59	6.1125	1.361907	Utah	3	5,694,061.20	0.80%	59	5.8010	1.759001
Georgia	1	27,873.28	0.00%	55	5.3757	1.960000	Washington	1	53,600,000.00	7.51%	59	6.4920	1.790000
Hawaii	35	2,346,726.59	0.33%	55	5.3757	1.960000	Totals	164	713,549,500.00	100.00%	58	6.1659	1.622922
Idaho	1	54,726.81	0.01%	55	5.3757	1.960000
									Property Type³
Illinois	4	156,928.87	0.02%	55	5.3757	1.960000
Indiana	5	53,954,736.58	7.56%	57	6.2892	1.333966		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	218,680.65	0.03%	55	5.3757	1.960000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	28,666.43	0.00%	55	5.3757	1.960000	Industrial	76	26,660,810.85	3.74%	57	5.9768	1.800177
Kentucky	2	202,024.66	0.03%	55	5.3757	1.960000	Lodging	1	18,000,000.00	2.52%	59	6.7950	1.880000
Louisiana	2	151,093.59	0.02%	55	5.3757	1.960000	Mixed Use	10	194,650,000.00	27.28%	58	5.9811	2.038541
Maryland	1	203,610.94	0.03%	55	5.3757	1.960000	Mobile Home Park	12	55,759,000.00	7.81%	58	6.0648	1.327905
Massachusetts	5	94,080,000.00	13.18%	57	5.3052	2.798216	Multi-Family	14	221,180,000.00	31.00%	58	6.2068	1.335109
Michigan	3	30,538,222.61	4.28%	58	6.7011	1.490659	Office	5	79,100,000.00	11.09%	58	6.3721	1.741643
Minnesota	1	25,040.63	0.00%	55	5.3757	1.960000	Other	28	1,782,689.15	0.25%	55	5.3757	1.960000
Missouri	2	208,483.10	0.03%	55	5.3757	1.960000	Retail	4	59,950,000.00	8.40%	57	6.3593	1.461551
Nebraska	2	202,251.28	0.03%	55	5.3757	1.960000	Self Storage	14	56,467,000.00	7.91%	58	6.1628	1.437636
Nevada	4	8,900,803.50	1.25%	57	6.0006	1.411384	Totals	164	713,549,500.00	100.00%	58	6.1659	1.622922
New York	16	246,712,586.74	34.58%	58	6.3094	1.398245
North Carolina	1	54,726.81	0.01%	55	5.3757	1.960000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.2499% or less	21	467,673,500.00	65.54%	58	5.8871	1.654538	12 months or less	39	713,549,500.00	100.00%	58	6.1659	1.622922
	6.2500% to 6.7499%	11	141,076,000.00	19.77%	58	6.4977	1.545561	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.7500% to 6.9999%	5	58,750,000.00	8.23%	58	6.8494	1.620970	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.0000% or greater	2	46,050,000.00	6.45%	59	7.1097	1.541325	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	713,549,500.00	100.00%	58	6.1659	1.622922	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	713,549,500.00	100.00%	58	6.1659	1.622922
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	56 months or less	3	76,650,000.00	10.74%	56	6.1513	1.400659	Interest Only	39	713,549,500.00	100.00%	58	6.1659	1.622922
	57 months	6	156,800,000.00	21.97%	57	5.6417	2.201798	351 months or less	0	0.00	0.00%	0	0.0000	0.000000
	58 months	15	194,076,000.00	27.20%	58	6.3044	1.401748	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	59 months	13	272,880,000.00	38.24%	59	6.4109	1.493792	Totals	39	713,549,500.00	100.00%	58	6.1659	1.622922
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	713,549,500.00	100.00%	58	6.1659	1.622922
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		39	713,549,500.00	100.00%	58	6.1659	1.622922			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	713,549,500.00	100.00%	58	6.1659	1.622922
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	330600001	MU	Brooklyn	NY	Actual/360	6.120%	362,100.00	0.00	0.00	N/A	11/01/30	--	71,000,000.00	71,000,000.00	12/01/25
2	330371007	MU	Boston	MA	Actual/360	4.936%	123,388.50	0.00	0.00	N/A	09/01/30	--	30,000,000.00	30,000,000.00	12/01/25
2A	330371008				Actual/360	4.936%	101,178.57	0.00	0.00	N/A	09/01/30	--	24,600,000.00	24,600,000.00	12/01/25
2B	330371009				Actual/360	4.936%	41,129.50	0.00	0.00	N/A	09/01/30	--	10,000,000.00	10,000,000.00	12/01/25
3	251016708	MF	Long Island City	NY	Actual/360	6.040%	276,833.33	0.00	0.00	N/A	10/01/30	--	55,000,000.00	55,000,000.00	12/01/25
4	300802609	OF	Bellevue	WA	Actual/360	6.492%	289,976.00	0.00	0.00	N/A	11/01/30	--	53,600,000.00	53,600,000.00	12/01/25
5	330600005	MF	Fishers	IN	Actual/360	6.240%	189,800.00	0.00	0.00	N/A	09/01/30	--	36,500,000.00	36,500,000.00	12/01/25
6	251015962	MU	New York	NY	Actual/360	7.140%	210,035.00	0.00	0.00	N/A	11/01/30	--	35,300,000.00	35,300,000.00	12/01/25
7	300802594	SS	Various	Various	Actual/360	6.025%	151,629.17	0.00	0.00	N/A	09/01/30	--	30,200,000.00	30,200,000.00	12/01/25
8	330600008	MH	Various	TX	Actual/360	6.030%	130,901.25	0.00	0.00	N/A	11/01/30	--	26,050,000.00	26,050,000.00	12/01/25
9	695101754	MF	Columbia	SC	Actual/360	6.110%	132,383.33	0.00	0.00	N/A	08/06/30	--	26,000,000.00	26,000,000.00	12/06/25
10	695101753	MF	Houston	TX	Actual/360	6.675%	142,678.12	0.00	0.00	N/A	08/06/30	--	25,650,000.00	25,650,000.00	12/06/25
11	695101757	OF	Various	Various	Actual/360	6.120%	130,050.00	0.00	0.00	N/A	09/06/30	--	25,500,000.00	25,500,000.00	12/06/25
12	330600012	RT	New York	NY	Actual/360	5.657%	117,854.17	0.00	0.00	N/A	08/06/30	--	25,000,000.00	25,000,000.00	12/06/25
13	695101769	RT	Ann Arbor	MI	Actual/360	6.795%	130,237.50	0.00	0.00	N/A	10/06/30	--	23,000,000.00	23,000,000.00	12/06/25
14	251016899	MF	Various	FL	Actual/360	6.100%	111,731.67	0.00	0.00	N/A	11/01/30	--	21,980,000.00	21,980,000.00	12/01/25
15	251017572	MH	Highland	CA	Actual/360	5.980%	94,683.33	0.00	0.00	N/A	10/01/30	--	19,000,000.00	19,000,000.00	12/01/25
16	300802611	LO	Middletown	NY	Actual/360	6.795%	101,925.00	0.00	0.00	N/A	11/01/30	--	18,000,000.00	18,000,000.00	12/01/25
17	251017413	MF	West Lafayette	IN	Actual/360	6.410%	91,609.58	0.00	0.00	N/A	10/01/30	--	17,150,000.00	17,150,000.00	12/01/25
18	300802601	MF	Phoenix	AZ	Actual/360	6.126%	86,019.25	0.00	0.00	N/A	10/01/30	--	16,850,000.00	16,850,000.00	12/01/25
19	330600019	Various Various		Various	Actual/360	5.376%	29,440.04	0.00	0.00	N/A	07/09/30	--	6,571,750.00	6,571,750.00	12/09/25
19A	330600119	Various Various		Various	Actual/360	5.376%	29,440.04	0.00	0.00	N/A	07/09/30	--	6,571,750.00	6,571,750.00	12/09/25
20	695101778	MU	Bronx	NY	Actual/360	7.010%	62,797.92	0.00	0.00	N/A	11/06/30	--	10,750,000.00	10,750,000.00	12/06/25
21	695101764	IN	New Bedford	MA	Actual/360	6.105%	48,331.25	0.00	0.00	N/A	10/06/30	--	9,500,000.00	9,500,000.00	12/06/25
22	251016521	MF	Brooklyn	NY	Actual/360	6.000%	46,000.00	0.00	0.00	N/A	11/01/30	--	9,200,000.00	9,200,000.00	12/01/25
23	251017451	MF	New York	NY	Actual/360	6.130%	43,931.67	0.00	0.00	N/A	10/01/30	--	8,600,000.00	8,600,000.00	12/01/25
24	251016006	MU	Brooklyn	NY	Actual/360	6.300%	40,950.00	0.00	0.00	N/A	11/01/30	--	7,800,000.00	7,800,000.00	12/01/25
25	300802607	SS	Muskegon	MI	Actual/360	6.461%	38,857.53	0.00	0.00	N/A	10/01/30	--	7,217,000.00	7,217,000.00	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	330600026	MH	Various	Various	Actual/360	6.260%	37,194.83	0.00	0.00	N/A	10/01/30	--	7,130,000.00	7,130,000.00	12/01/25
27	695101774	SS	Willis	TX	Actual/360	6.565%	37,201.67	0.00	0.00	N/A	11/06/30	--	6,800,000.00	6,800,000.00	12/06/25
28	330600028	RT	Euless	TX	Actual/360	6.990%	36,115.00	0.00	0.00	N/A	10/01/30	--	6,200,000.00	6,200,000.00	12/01/25
29	695101771	IN	Brooklyn	NY	Actual/360	6.944%	33,562.67	0.00	0.00	N/A	10/06/30	--	5,800,000.00	5,800,000.00	12/06/25
30	330600030	RT	Pearland	TX	Actual/360	6.990%	33,493.75	0.00	0.00	N/A	10/01/30	--	5,750,000.00	5,750,000.00	12/01/25
31	300802610	SS	West Haven	UT	Actual/360	5.820%	26,432.50	0.00	0.00	N/A	11/01/30	--	5,450,000.00	5,450,000.00	12/01/25
32	300802602	MU	Pasadena	CA	Actual/360	6.601%	28,604.33	0.00	0.00	N/A	10/01/30	--	5,200,000.00	5,200,000.00	12/01/25
33	695101777	MF	Tallahassee	FL	Actual/360	6.500%	23,020.83	0.00	0.00	N/A	11/06/30	--	4,250,000.00	4,250,000.00	12/06/25
34	300802603	SS	Dallas	TX	Actual/360	6.176%	21,101.33	0.00	0.00	N/A	10/01/30	--	4,100,000.00	4,100,000.00	12/01/25
35	251015707	MH	Beaufort	SC	Actual/360	6.380%	19,028.35	0.00	0.00	N/A	10/01/30	--	3,579,000.00	3,579,000.00	12/01/25
36	695101773	SS	Palestine	TX	Actual/360	6.565%	14,771.25	0.00	0.00	N/A	11/06/30	--	2,700,000.00	2,700,000.00	12/06/25
Totals							3,666,418.23	0.00	0.00				713,549,500.00	713,549,500.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165938%	6.142349%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																	Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0	0		0
	0 - 6 Months	0	0	0		0
	7 - 12 Months	0	0	0		0
	13 - 24 Months	0	0	0		0
	25 - 36 Months	0	0	0		0
	37 - 48 Months	0	0	0		0
	49 - 60 Months	713,549,500	713,549,500	0		0
	> 60 Months	0	0	0		0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Dec-25	713,549,500	713,549,500	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29